TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2022
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables

		June 30,	June 30,
	Note	2022	2021
	(US$’000)
Trade receivables
Trade receivables - gross		76,708	69,715
Less: allowance for credit losses	9.2	(1,290)	(2,301)
Trade receivables - net		75,418	67,414
Less: receivables attributable to related parties, net		(95)	(725)
Trade receivables - net closing balance		75,323	66,689

Other receivables
Prepayments	9.1	7,135	5,281
Advance Tax		2,025	4,233
VAT/Sales Tax receivables		4,365	2,947
Other receivables		3,742	1,223
Deposits		840	731
		18,107	14,415
		93,430	81,104

Allowance for Credit Losses

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening balance	2,301	1,877
Foreign exchange movements	(250)	133
Loss allowance recognized during the year	(761)	291
Trade receivables written off against allowance	—	—
Closing balance	1,290	2,301